Assets Measured at Fair Value on Recurring Basis (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale investments	$ 61,464,453	386,851,118	423,302,661	450,966,634	$ 61,464,453	386,851,118	423,302,661	386,851,118	423,302,661	386,851,118	423,302,661